AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 16, 2014

1933 ACT FILE NO. 333-68740
1940 ACT FILE NO. 811-10487

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	33	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	34	[	X	]

(Check appropriate box or boxes.)

HOTCHKIS & WILEY FUNDS
(Exact name of Registrant as Specified in Charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of Principal Executive Office) (Zip Code)

(213) 430-1000
Registrant’s Telephone Number, including Area Code

Anna Marie Lopez
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439

(Name and Address of Agent for Service)

Copy to:
Karin Jagel Flynn, Esq.
Joseph M. Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street
26th Floor
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 33 to the Registration Statement of Hotchkis & Wiley Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 32 on Form N-1A filed June 30, 2014.  This PEA No. 33 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 32 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 33 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and the State of California on July 16, 2014.

Hotchkis & Wiley Funds

/s/ Anna Marie Lopez
Anna Marie Lopez
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 33 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Randall H. Breitenbach*	Trustee	July 16, 2014
Randall H. Breitenbach

Robert L. Burch III*	Trustee	July 16, 2014
Robert L. Burch III

Alejandra C. Edwards*	Trustee	July 16, 2014
Alejandra C. Edwards

Marcy Elkind*	Trustee	July 16, 2014
Marcy Elkind

Robert Fitzgerald*	Trustee	July 16, 2014
Robert Fitzgerald

John A.G. Gavin*	Trustee	July 16, 2014
John A.G. Gavin

Donald Morrison*	Trustee	July 16, 2014
Donald Morrison

George H. Davis, Jr.*	Trustee	July 16, 2014
George H. Davis, Jr.

/s/ Anna Marie Lopez	Principal Executive Officer	July 16, 2014
Anna Marie Lopez

/s/ James Menvielle	Principal Financial and	July 16, 2014
James Menvielle	Accounting Officer

* By:  /s/ Anna Marie Lopez
Anna Marie Lopez
Attorney-in-fact pursuant to the Power of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE